Derivative financial liability - current (Details 2) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	$ 155	$ 553	$ 1,559
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	155	553
Level 3 of fair value hierarchy [member] | Monte Carlo Simulation Model [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	$ 146	467
Valuation technique (s) and key input(s)	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 105% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement	Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the share options.
Description of reasons for fair value measurement assets	The shorter the expected life the lower the fair value.
Description of inputs used in fair value measurement assets	Risk-free rate between a range of 1.68% determined using the expected life assumptions.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Monte Carlo Simulation Model One [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability	$ 9	86
Valuation technique (s) and key input(s)	Monte Carlo simulation model
Significant unobservable input(s)	Volatility rate of 108.5% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement	Expected life between a range of 0.1 and 3.00 years determined using the remaining life of the share options.
Description of reasons for fair value measurement assets	The shorter the expected life the lower the fair value.
Description of inputs used in fair value measurement assets	Risk-free rate between a range of 1.68% determined using the expected life assumptions.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.
Level 3 of fair value hierarchy [member] | Black Scholes Option Pricing Model [Member]
IfrsStatementLineItems [Line Items]
Equity settled derivative financial liability
Valuation technique (s) and key input(s)	Black-Scholes option pricing model
Significant unobservable input(s)	Volatility rate of 108.5%% determined using historical volatility of comparable companies.
Relationship of unobservable inputs to fair value	The higher the volatility the higher the fair value.
Description of inputs used in fair value measurement	Expected life between a range of 0.1 and 0.4 years determined using the remaining life of the share options
Description of reasons for fair value measurement assets	The shorter the expected life the lower the fair value.
Description of inputs used in fair value measurement assets	Risk-free rate between a range of 1.68% determined using the expected life assumptions.
Description of reasons for fair value measurement	The higher the risk-free rate the higher the fair value.